CONCENTRATION OF CUSTOMERS (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of major customers [line items]
Revenue		¥ 233,199	$ 33,497	¥ 227,711	¥ 186,971
China Petroleum & Chemical Corporation [member]
Disclosure of major customers [line items]
Revenue	[1]	19,126		13,329	15,488
PetroChina Company Limited [member]
Disclosure of major customers [line items]
Revenue	[1]	6,964		15,841	11,957
Phillips 66 [member]
Disclosure of major customers [line items]
Revenue		5,197		4,440	¥ 2,631
PTT Public Company Limited [member]
Disclosure of major customers [line items]
Revenue		3,029		853
Marathon Petroleum Corporation [member]
Disclosure of major customers [line items]
Revenue		¥ 2,808		¥ 2,928

[1]	These transactions are with other state-owned enterprises.